GOODWILL AND INTANGIBLE ASSETS (Schedule of Intangible Assets with Indefinite Useful lives) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful lives	$ 4,968	$ 5,470
Fitzgerald Industries International CGU Trade Name [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful lives	970	970
Fitzgerald Industries International CGU RDI Trade Name [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful lives	560	560
Primus Corporation CGU Trade Name [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful lives	500	547
Immco Diagnostic CGU Trade Name [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful lives	$ 2,938	$ 3,393